Segment Information	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Segment Information
Segment Information

13. Segment Information

The Group currently operates and manages its business in two principal business segments globally—advertising and marketing services and value-added services. Information regarding the business segments provided to the Group’s chief operating decision makers (“CODM”), its Chief Executive Officer, is at the revenue level and the Group currently does not allocate operating costs and expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As substantially all of the Group’s revenues are derived from the PRC and substantially all of the Group’s long-lived assets are located within the PRC, no geographical information is presented.

The following is a summary of the Group’s revenues:

Revenues	Advertising & Marketing	Value-added services	Total

	(In thousands)
Six months ended June 30, 2020 (Unaudited)	$616,006	$94,776	$710,782

Six months ended June 30, 2021	$892,349	$141,013	$1,033,362

13. Segment Information

The Group currently operates and manages its business in two principal business segments globally—advertising and marketing services and value-added services. Information regarding the business segments provided to the Group’s chief operating decision makers (“CODM”), its Chief Executive Officer, is at the revenue level and the Group currently does not allocate operating costs and expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As substantially all of the Group’s revenues are derived from the PRC and substantially all of the Group’s long-lived assets are located within the PRC, no geographical information is presented.

The following is a summary of the Group’s revenues:

Revenues	Advertising & Marketing	Value-added services	Total

	(In thousands)
Nine months ended September 30, 2020	$1,032,678	$143,843	$1,176,521

Nine months ended September 30, 2021	$1,429,969	$210,827	$1,640,796